Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of leases costs

December 31,
2019
Lease cost
Operating lease cost	$27,812
Short-term lease cost	296
Variable lease cost	1,213
Total lease cost	$29,321

Schedule of other information operating lease cost

December 31,
2019
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$24,303
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$6,386

Weighted-average remaining lease term - operating leases	6
Weighted-average discount rate - operating leases	5.8%

Schedule of future minimum lease payments for operating leases

Year ending December 31,
2020	$21,178
2021	17,854
2022	15,378
2023	12,816
2024	10,476
2025 & Thereafter	25,460
Total operating lease commitments	103,162
Less imputed interest	(16,843)
Total	$86,319

Schedule of future minimum annual rental payments for operating leases

Year ended December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555